Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid in Capital	Statutory Reserves	Accumulated Other Retained Earnings	Non- Comprehensive Income (Loss)	Controlling Interests	Total
Balance at Dec. 31, 2023	$ 38		$ 3,462,427	$ 400,454	$ 15,378,483	$ (4,530,735)	$ 12,016,755	$ 26,727,422
Balance (in Shares) at Dec. 31, 2023	30,000,000
Net income					2,195,735			2,195,735
Allocation to non-controlling interests							301,769	301,769
Foreign currency translation gain						(146,413)		(146,413)
Balance at Jun. 30, 2024	$ 38		3,462,427	400,454	17,574,218	(4,677,148)	12,318,524	29,078,513
Balance (in Shares) at Jun. 30, 2024	30,000,000
Balance at Dec. 31, 2024	$ 38		3,462,427	400,454	16,873,997	(4,924,576)	12,032,635	27,844,975
Balance (in Shares) at Dec. 31, 2024	30,000,000
Net income					815,939			815,939
Issuance of shares for cash	$ 6							6
Issuance of shares for cash (in Shares)	4,897,500
Re-designation of shares	$ (20)	$ 20
Re-designation of shares (in Shares)	(16,000,000)	16,000,000
Additional Paid-in Capital			5,422,744					5,422,744
Allocation to non-controlling interests							431,821	431,821
Foreign currency translation gain						1,412,731		1,412,731
Balance at Jun. 30, 2025	$ 24	$ 20	$ 8,885,171	$ 400,454	$ 17,689,936	$ (3,511,845)	$ 12,464,456	$ 35,928,216
Balance (in Shares) at Jun. 30, 2025	18,897,500	16,000,000